Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 16,279	$ 16,277
Interest receivables	1,425	6,696
Hold-back payments related to acquisitions	5,505	4,056
Prepaid expenses	3,307	3,694
Hedging outstanding contracts	3,625	1,413
Tax advances	2,287	0
Other current assets	2,037	2,062
Total other current receivables	$ 34,465	$ 34,198